Inventories (Components of Inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Raw materials	$ 180.5	$ 232.9
Finished goods	443.5	474.8
Total	$ 624.0	$ 707.7